Condensed financial information of the parent company (Tables)	12 Months Ended
Jun. 30, 2020
Condensed financial information of the parent company
Statement of balance sheets of parent company

	June 30, 2020	June 30, 2019

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$163,640	$—
Prepayments	18,406	—
Other receivables	28,940	—
Intercompany receivables	9,963,384	6,623,561
Total current assets	10,174,370	6,623,561

OTHER ASSETS
Investment in subsidiary	19,713,942	18,554,729

Total assets	$29,888,312	$25,178,290

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Loan from third party	$500,000	$—
Other payable - related parties	423,416	257,384
Convertible debenture, net	4,768,312	—
Accrued expenses	390,122	167,765
Intercompany payables	—	227,927
Total current liabilities	6,081,850	653,076

Total liabilities	6,081,850	653,076

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 23,971,084 and 21,964,027 share issued and outstanding as of June 30, 2020 and 2019, respectively	239,711	219,640
Additional paid-in capital	15,765,411	11,031,937
Deferred share compensation	(47,708)	—
Statutory reserves	1,670,367	1,496,642
Retained earnings	7,034,899	12,085,566
Accumulated other comprehensive loss	(856,218)	(308,571)
Total shareholders' equity	23,806,462	24,525,214

Total liabilities and shareholders' equity	$29,888,312	$25,178,290

Statement of income and comprehensive income of parent company

	For the Years Ended June 30,
	2020	2019	2018

OPERATING EXPENSES
General and administrative	$(2,512,271)	$(309,466)	$(115,683)
Stock compensation expense	(930,223)	—	—
Total operating expenses	(3,442,494)	(309,466)	(115,683)

LOSS FROM OPERATIONS	(3,442,494)	(309,466)	(115,683)

OTHER INCOME (EXPENSE)
Interest expense	(123,212)	—	—
Other finance expenses	(359,187)	—	—
Equity (loss) income of subsidiaries	(952,049)	4,673,057	3,883,792
Total other (expenses) income, net	(1,434,448)	4,673,057	3,883,792

NET (LOSS) INCOME	(4,876,942)	4,363,591	3,768,109
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(547,647)	(267,546)	133,553
COMPREHENSIVE (LOSS) INCOME	$(5,424,589)	$4,096,045	$3,901,662

Statement of cash flows of parent company

	For the Years Ended June 30,
	2020	2019	2018

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(4,876,942)	$4,363,591	$3,768,109
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Equity loss (income) of subsidiary	952,049	(4,673,057)	(3,883,792)
Stock compensation expense	930,223	—	—
Late payment penalty expense	500,000	—	—
Amortization of convertible debenture issuance cost and discount	357,853	—	—
Change in operating assets and liabilities
Other receivables	(28,940)	—	—
Prepayments	(18,406)	—	—
Accrued expenses	269,521	126,213	41,552
Intercompany	(3,567,750)	—	—
Net cash used in operating activities	(5,482,392)	(183,253)	(74,131)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	166,032	183,253	74,131
Proceeds from convertible debentures, net of issuance costs	5,480,000	—	—
Net cash provided by financing activities	5,646,032	183,253	74,131

CHANGES IN CASH AND CASH EQUIVALENTS	163,640	—	—

CASH AND CASH EQUIVALENTS, beginning of year	—	—	—

CASH AND CASH EQUIVALENTS, end of year	$163,640	$—	$—

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares with redemption rights of mezzanine equity	$—	$1,800,000	$—
Issuance of ordinary shares for acquisition	$2,658,909	$—	$—
Conversion of convertible debenture into ordinary shares	$857,165	$—	$—